Stockholders Equity (Details) - USD ($)	1 Months Ended	6 Months Ended
	Oct. 27, 2020	Jun. 30, 2021	Jun. 28, 2021	Jan. 07, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders Equity (Details) [Line Items]
Common stock shares authorized		50,000,000			50,000,000	50,000,000
Common stock, par value (in Dollars per share)		$ 1
Preferred stock shares authorized		10,000,000			10,000,000	10,000,000
Preferred stock, Par value (in Dollars per share)		$ 1
Shares issued		50,000		32,806
Common stock shares issued		10,535,002			3,247,840	0
Gross proceeds offering (in Dollars)		$ 7,770,000
Expenses of offering (in Dollars)		$ 1,059,505
Stockholders equity, description		the Offering and subject to the closing of the Offering, we agreed to pay the placement agent, GP Nurmenkari Inc. (the “Placement Agent”), a U.S. registered broker-dealer, a cash placement fee of 10% of the gross proceeds raised from investors in the Offering (or 3% of the first $800,000 of gross proceeds raised from pre-Merger Biond Photonics shareholders and their friends and family) and to issue to it 50,000 shares of our common stock and warrants to purchase a number of shares of our common stock equal to 10% of the number of shares of common stock sold in the Offering (other than the first $800,000 of common stock sold to pre-Merger Biond Photonics shareholders and their friends and family, for which the placement agent will not receive any warrants), with a term of five years and an exercise price of $2.00 per share (the “Placement Agent Warrants”). We also agreed to pay certain expenses of the Placement Agent in connection with the Offering.
Aggregate commission (in Dollars)		$ 725,900
Repayment of note payable (in Dollars)		$ 50,000
Issued and vested shares , description	the board held a meeting and entered into a Stock Purchase agreement to issue 1,623,920shares of common stock to the Director and CEO Jonathan Klamkin and 1,623,920 shares of common stock to Director, interim CFO and COO Lee McCarthy for an aggregate sum of $10,000 each. The stock purchase agreement contains a repurchase option for the Company where 324,784 shares were fully vested at as of October 27th, 2020 and the remaining 1,299,136 shares vest monthly over the next 4 years. The unvested shares may be repurchased by the Company, at the Company’s option, within 90 days after termination.
Common stock shares authorized					10,000,000
Private Placement Offering [Member]
Stockholders Equity (Details) [Line Items]
Common stock per share (in Dollars per share)		$ 2.00
Placement Agent [Member]
Stockholders Equity (Details) [Line Items]
Common stock shares issued		348,500
Expenses of offering (in Dollars)		$ 35,000
Officer [Member]
Stockholders Equity (Details) [Line Items]
Issued and vested shares , description	the Company issued 1,623,920 shares (as adjusted) of common stock to Director and CEO Jonathan Klamkin and 1,623,920 shares (as adjusted) of common stock to Director, interim CFO and COO Lee McCarthy for an aggregate sum of $10,000 each. The stock purchase agreement contains a repurchase option whereby unvested shares may be repurchased by the Company, at the Company’s option, within 90 days after employee termination. 324,784 shares (as adjusted) vested on October 27th, 2020 and the remaining 1,299,136 shares (as adjusted) vest in equal amounts, monthly over the subsequent 4 years.
Private Placement Offering [Member]
Stockholders Equity (Details) [Line Items]
Shares issued		3,482,500
Common Stock Offering [Member]
Stockholders Equity (Details) [Line Items]
Shares issued			402,500
Common stock shares issued		3,885,000